BUSINESS ACQUISITIONS AND DISPOSALS - Acquisition of Smarts-Yoshkar-Ola (Details) - RUB (₽) ₽ in Millions	1 Months Ended
	Sep. 30, 2016	Dec. 31, 2016
Smarts-Yoshkar-Ola
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest acquired (in percentage)	100.00%
Purchase price allocation for business acquired
Cash and cash equivalents	₽ 5
Current assets	5
Licenses	323
Other non-current assets	14
Current liabilities	(30)
Non-current liabilities	(69)
Gain from bargain purchase (included in other operating income in the consolidated statement of profit or loss)	(235)
Total consideration	13
Contingent consideration	3
Cash paid	₽ 10
Universal Mobile Systems LLC
Purchase price allocation for business acquired
Percentage of voting rights disposed		50.01%